Financial risks management - Currency risk - Group's exposure (Details) - Currency risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (2,706.6)	$ (2,572.0)
US$ | Other receivables, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	132.6	58.0
US$ | Other non-current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,048.7	1,078.4
US$ | Other current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	726.0	782.4
US$ | Trade and other receivables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	479.0	786.3
US$ | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,012.5	1,241.3
US$ | Loans and other liabilities, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(35.6)	(45.6)
US$ | Lease liabilities non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4,483.5)	(4,542.1)
US$ | Short term borrowings and current maturities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(42.9)	(47.7)
US$ | Lease liabilities current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,078.3)	(1,307.9)
US$ | Trade and other payables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(465.1)	(575.1)
NIS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(65.7)	(83.0)
NIS | Other receivables, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.3
NIS | Other non-current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.5	1.2
NIS | Trade and other receivables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	18.7	8.6
NIS | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7.1	10.1
NIS | Lease liabilities non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(37.8)	(36.2)
NIS | Lease liabilities current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(8.7)	(6.9)
NIS | Trade and other payables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(46.8)	(59.8)
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	42.7	65.9
Others | Other receivables, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4.1	3.0
Others | Other non-current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.5	1.3
Others | Other current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	9.1	18.0
Others | Trade and other receivables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	111.6	74.2
Others | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	32.1	63.3
Others | Lease liabilities non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(30.3)	(22.3)
Others | Short term borrowings and current maturities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(0.1)
Others | Lease liabilities current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(9.5)	(6.9)
Others | Trade and other payables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (75.9)	$ (64.6)